September 14, 2017

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Security Varilife Separate Account
1940 Act Registration Number: 811-08276
1933 Act Registration Numbers: 033-73724 and 033-77322
CIK: 0000916881
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Security Varilife Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the semi‑annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following semi‑annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicate below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 25, 2017
Guggenheim Variable Funds Trust	0000217087	September 8, 2017
Neuberger Berman Advisers Management Trust	0000736913	August 22, 2017

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company